Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of components of deferred taxes

The components of deferred taxes are as follows:

Deferred Tax Assets:

	2019	2018

Net operating loss carry-forward	$1,419,000	$1,369,024

Less: valuation allowance	(1,419,000)	(1,369,024)

Net deferred tax asset	$—	$—

Schedule of expected income tax expense (benefit)

The difference between the expected income tax expense (benefit) and the actual tax expense (benefit) computed by using the Federal statutory rate of 21% is as follows:

Expected income tax benefit (loss) at statutory rate of 21%	$22,000	$44,303
State and local tax benefit, net of federal	7,500	14,979
Change in valuation account	(29,500)	(59,282)
Income tax expense (benefit)	$—	$—